Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Amount paid off	$ 366,676	$ 276,102	$ 5,034,921
Receipts	6,218	628,956	3,991,077
Impute interest expense			5,037
Loans Payable [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	6,228	359,403	768,915
Related Party [Member]
Related Party Transactions [Line Items]
Cash advancements paid	112,101	128,358	256,305
Amount due to related parties	706	363,066
Impute interest expense	$ 0	0	5,037
Percentage of imputed interest	4.25%
Mr. Tam [Member]
Related Party Transactions [Line Items]
Amount paid off	$ 367,256	276,102	2,202,879
Receipts	6,228	628,956	3,997,745
Amount due to related parties	$ 706	363,066	8,526
Repayment terms
Impute interest expense
Maturity date
Mr. Tam [Member] | Loans Payable [Member]
Related Party Transactions [Line Items]
Amount paid to related parties	$ 0	38,507	50
Mr. Tam [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Cash advancements paid	$ 6,228	$ 81	$ 12